INVESTMENTS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Permanent loss recorded in the fair value of available for sale investments	$ 0	$ 697,675